Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 75,536	$ 110,024
Prepaid expenses and other current assets	2,217	646
Total current assets	77,753	110,670
Property and equipment, net	890	492
Right-of-use asset	626	462
Deferred offering costs	3,975	1,651
Restricted cash	54	54
TOTAL ASSETS	83,298	113,329
Current liabilities:
Accounts payable, net	3,438	2,521
Accrued expenses and other current liabilities	6,277	3,232
Total current liabilities	9,715	5,753
LONG TERM LIABILITIES
Other non-current liabilities	659	714
Total liabilities	10,374	6,467
COMMITMENTS AND CONTINGENCIES (Note 7)
STOCKHOLDERS' EQUITY
Common stock $0.0001 par value; 26,264,364 shares authorized at December 31, 2022 and December 31, 2021; 3,570,019 and 3,435,014 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	1	1
Additional paid-in capital	6,038	2,314
Accumulated deficit	(82,864)	(45,202)
Total stockholders' deficit	(76,825)	(42,887)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	83,298	113,329
Convertible Preferred Stock
LONG TERM LIABILITIES
Convertible preferred stock, $0.0001 par value; 61,730,064 shares authorized, issued and outstanding at December 31, 2022 and December 31, 2021, liquidation preference of $140,520 at December 31, 2022 and December 31, 2021	$ 149,749	$ 149,749